Financing Arrangements - Maturities (Details)	Dec. 31, 2018 USD ($)
Financing Arrangements
Deferred financing costs	$ 4,557,025
Maturities of Long-term Debt [Abstract]
2019	1,774,199
2022	271,359,936
Long-term debt, cumulative maturities	$ 273,134,135